Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2018
Disclosure of Investments in associates [Abstract]
Disclosure Of Investments In Associates and Joint Ventures Explanatory [Text Block]
10.	Investments in associates and joint ventures

(a)	This caption is made up as follows:

	Share in equity
	2018	2017	2018	2017
	%	%	US$(000)	US$(000)

Associates
Sociedad Minera Cerro Verde S.A.A.	19.58	19.58	1,108,284	1,124,008
Minera Yanacocha S.R.L.	43.65	45.95	271,036	324,861
Compañía Minera Coimolache S.A.	40.10	40.10	89,554	86,183
			1,468,874	1,535,052
Other minor investments			1,835	1,835
Joint ventures			2,673	-

			1,473,382	1,536,887

(b)	The table below presents the net share in profit (loss) of associates:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Minera Yanacocha S.R.L.	(35,582)	(76,585)	(455,598)
Sociedad Minera Cerro Verde S.A.A.	23,444	68,521	66,763
Compañía Minera Coimolache S.A.	10,994	21,271	23,514

	(1,144)	13,207	(365,321)

Investments held by the Group in its associates Minera Yanacocha S.R.L. (through its subsidiary Compañía Minera Condesa S.A.) and Sociedad Minera Cerro Verde S.A.A., represent the most significant investments of the Group. Its operations are strategic to the Group's activities and participation in their results has been significant in relation to profits (losses) of the Group in the years 2018, 2017 and 2016. The following relevant information on these investments is as follows:

Investment in Minera Yanacocha S.R.L.-
The Group, through its subsidiary Compañía Minera Condesa S.A., has an interest of 43.65 percent of Minera Yanacocha S.R.L. (hereinafter “Yanacocha”). Yanacocha is engaged in gold production and exploration and development of gold and copper in their own concessions or owned by S.R.M.L. Chaupiloma Dos de Cajamarca (subsidiary of the Group), with which signed a contract of use of mineral rights.

In addition, Yanacocha owns the Conga project which consists in two deposits of gold and porphyry of copper located at northeast of Yanacocha operating area in the provinces of Celendín, Cajamarca and Hualgayoc (Peru).

Because of local communities and political protests for potential water impacts of the project development activities and construction, the projects are suspended since November 2011. To date, Yanacocha’s management has been making only water support activities recommended by independent experts, mainly the construction of water reservoirs, before carrying out any development project.

In December 2017, Yanacocha acquired 63.92 million of shares (share of 5%) held by International Finance Corporation (IFC) in Yanacocha, for an amount of US$47.9 million. In June 2018, Sumitomo Corporation (Sumitomo) paid US$48 million for the five percent stake in the ownership interest in Yanacocha for the proportion held prior to the repurchase of the IFC’s ownership stake in December. As a result of that acquisition, the Company recognized a lower value with respect to Yanacocha's equity participation.

The table below presents key financial data from the financial statements of Yanacocha under IFRS:

	2018	2017
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	960,758	1,055,135
Non-current assets	1,086,714	964,260
Current liabilities	(128,170)	(123,315)
Non-current liabilities	(1,335,579)	(1,236,965)

Shareholders’ equity, reported	583,723	659,115

Groups’ interest	254,795	302,863
Goodwill	16,241	21,998

	271,036	324,861

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Statements of profit or loss for the years ended December 31:

Net sales	657,358	645,176	761,193

Net loss from continued operations	(81,517)	(175,454)	(1,043,752)

Share in results	(35,582)	(76,585)	(455,598)

Evaluation of impairment in investments –
During 2018 and 2017, the Yanacocha´s Management evaluated and concluded that there are no indicators of impairment of its long-lived assets; in addition, the Group’s management determined that there was no objective evidence that its investment in Yanacocha might be impaired as of December 31, 2018 and 2017.

In 2016, Yanacocha evaluated the recoverability of its long-lived assets and determined an impairment charge, net of taxes, of US$889.5 million, which reduced Yanacocha's net worth and, therefore, the equity interest of the Company in this associate during the year 2016. As a result, the Company’s Management determined that there was objective evidence that its investment in Yanacocha might be impaired as of December 31, 2016. During 2016, compared to prior years, Yanacocha experienced a decrease in the volume of gold produced, an increase in production costs, and a decrease in operating cash flows, all of which resulted from a depletion of Yanacocha’s gold reserves. As a result of these indicators, the Company performed an impairment test in December 2016. The recoverable amount of the Company’s investment in Yanacocha was determined to be US$528.9 million as of December 31, 2016, which was based on a value in use calculation using cash flow projections from Yanacocha’s financial budgets from 2017 to 2026. As a result of this analysis, the Company concluded that no additional impairment loss on its investment in Yanacocha was required to be recorded as the recoverable amount exceeded the recorded value of the investment.

Key assumptions
The process of determining the recoverable amount was most sensitive to the following assumptions:

-
Production volumes: Estimated production volumes are based on detailed life-of-mine plans and take into account development plans for the mines agreed by management as part of planning process. Production volumes are dependent on a number of variables, such as: the recoverable quantities; the production profile; the cost of the development of the infrastructure necessary to extract the reserves; the production costs; the contractual duration of mining rights; and the selling price of the commodities extracted.

-
Commodity prices: Forecasted commodity prices are based on management’s estimates and are derived from forward price curves and long-term views of global supply and demand, building on past experience of the industry and consistent with external sources. As of December 31, 2016, estimated gold prices for the current and long-term periods were as follows: US$
1,221
/ounce for 2017 and US$
1,300
/ounce for 2018 and thereafter.

-
Discount rate: In calculating the value in use, the Company applied a pre-tax discount rate of
7.1
% to the pre-tax cash flows as of December 31, 2016. This discount rate was derived from the Yanacocha’s post-tax weighted average cost of capital (WACC), with appropriate adjustments made to reflect the risks specific to the investment.

Investment in Sociedad Minera Cerro Verde S.A.A. (Cerro Verde) -
Cerro Verde is engaged in the extraction, production and marketing of cathodes and copper concentrate from its mining unit that is located in Uchumayo, Arequipa, Peru.

The table below presents the key financial data from the financial statements of Cerro Verde under IFRS:

	2018	2017
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	1,485,537	1,563,874
Non-current assets	6,069,175	6,127,133
Current liabilities	(408,754)	(510,790)
Non-current liabilities	(2,037,086)	(1,991,055)

Shareholders’ equity, reported	5,108,872	5,189,162

Group’s interest	1,000,521	1,016,245
Goodwill	107,763	107,763

	1,108,284	1,124,008

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Statements of profit or loss for the years ended December 31:

Revenue	3,054,026	3,202,931	2,384,154

Net income from continued operations	119,710	349,881	340,907

Share in results	23,444	68,521	66,763

Market capitalization:
As of December 31, 2018 and 2017, total market capitalization of shares maintained by the Group in Cerro Verde was US$
1,426.0
million and US$
2,036.0
million, respectively (market capitalization value by each share of US$
20.8
and US$
29.70
, respectively).
Investment in Compañía Minera Coimolache S.A. (Coimolache) -
Coimolache is involved in the production and the sales of gold and silver from its open-pit mining unit located in Cajamarca, Peru.

The table below presents the key financial data from the financial statements of Coimolache under IFRS:

	2018	2017
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	99,887	101,668
Non-current assets	261,782	278,866
Current liabilities	(39,204)	(44,411)
Non-current liabilities	(86,103)	(106,332)

Shareholders’ equity, reported	236,362	229,791

Adjustments to conform to the accounting policies of the Group	(13,003)	(14,843)

Shareholders’ equity, adjusted	223,359	214,948

Group’s interest	89,554	86,183

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Statements of profit or loss for the years ended December 31:
Revenue	225,447	203,790	198,873

Net income from continued operations	25,584	50,787	56,856
Adjustments to conform to the accounting policies	1,837	2,265	1,790

Net income, adjusted	27,421	53,052	58,646

Share in results	10,994	21,271	23,514